Segment and Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	$ 52,043	$ 47,841	$ 197,452	$ 183,294
Colombia
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	17,382	20,955	80,062	101,754
United States
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	31,678	21,867	101,612	66,723
Panama
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	1,468	4,415	11,351	10,210
Other
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	$ 1,515	$ 604	$ 4,427	$ 4,607